Warrants (Details 5) - Equity Measured Warrant One Member	9 Months Ended
Sep. 30, 2023 $ / shares
Statement [Line Items]
Number of warrants, outstanding, beginning balance	0
Acquisitions of Engine	877,891
Number of warrants, outstanding, ending balance	877,891
Weighted average exercise price, AcquisitionOfEngine	$ 60.00
Weighted average exercise price, outstanding, ending balance	$ 60.00